Note 3 - Business Combination	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Business Combination Disclosure [Text Block]

3. Business Combination

On November 23, 2020, Legacy AvePoint and the members of the Apex Group entered into the Business Combination Agreement. The Business Combination by and among Legacy AvePoint and the members of the Apex Group was effected on July 1, 2021 by the merger of Athena Technology Merger Sub, Inc. ("Merger Sub 1") with and into Legacy AvePoint (the “First Merger”), with Legacy AvePoint surviving the First Merger as a wholly-owned subsidiary of Apex, and promptly following the First Merger, Legacy AvePoint was merged with and into Athena Technology Merger Sub 2, LLC ("Merger Sub 2") (the “Second Merger”), with Merger Sub 2 surviving the Second Merger (the “Surviving Entity”) as a wholly-owned subsidiary of Apex (the Second Merger together with the First Merger, the “Mergers”). Following the consummation of the Mergers, the Surviving Entity changed its name to AvePoint US, LLC and Apex changed its name to AvePoint, Inc. (hereinafter referred to as “AvePoint,” the "Company," “we,” "us," or “our”). On July 26, 2021, AvePoint US, LLC was merged with and into AvePoint, with AvePoint surviving.

The following transactions occurred in connection with the Business Combination which impacted our mezzanine equity and permanent equity accounts:

●	Shares of Legacy AvePoint common stock were cancelled and converted into 103,831,523 shares of our Common Stock, par value $0.0001 per share.
●	$106.2 million was paid to holders of Legacy AvePoint common stock in exchange for 10,602,105 shares of Common Stock (as converted).
●	Shares of Apex Class A common stock were cancelled and converted into 34,982,628 shares of our Common Stock.
●	Shares of Apex Class B common stock were cancelled and converted into 9,560,000 shares of our Common Stock.
●	Apex entered into subscription agreements with certain investors, whereby 14,000,000 shares of our Common Stock at $10.00 per share (“PIPE Shares”) for an aggregate purchase price of $140.0 million.
●	A portion of Legacy AvePoint preferred stock was cancelled and converted into 28,500,592 shares of our Common Stock. The remaining preferred stock was redeemed for $130.9 million.
●	Options to purchase Legacy AvePoint common stock (other than certain options held by certain executives and options issued to certain employees in the People's Republic of China) were cancelled and converted into an option to purchase our Common Stock with the same terms and conditions (including vesting and exercisability terms) applicable to the corresponding former Legacy AvePoint options.
●	Options to purchase Legacy AvePoint common stock issued to employees in the People's Republic of China were cancelled and converted into an option to purchase our Common Stock with the same terms and conditions with the exception of fully vested options which will incur an additional month of vesting following the Business Combination to comply with local regulations.
●	Legacy AvePoint Officer Awards, as defined in "Note 13 — Stock-Based Compensation," were cancelled. Refer to "Note 13 — Stock-Based Compensation" for more information.
●	Put options on Legacy AvePoint Modified Options and Modified Common Stock, as defined in "Note 13 — Stock-Based Compensation", were cancelled. Refer to "Note 13 — Stock-Based Compensation" for more information.
●	We entered into earn-out agreements to issue additional shares if certain share price milestones are achieved. Refer to "Note 11 — Company Earn-Out and Warrant Liabilities" for more information.
●	We assumed public and private placement warrants from Apex. Refer to "Note 11 — Company Earn-Out and Warrant Liabilities" for more information.

As of the Closing Date and following the completion of the Business Combination, we are authorized to issue up to 1,000,000,000 shares of Common Stock at a par value of $0.0001 per share and up to 20,000,000 shares of preferred stock, the rights, preferences and privileges of which may be designated from time to time by our Board.

As of the Closing Date and following the completion of the Business Combination, we had the following outstanding securities:

●	180,272,638 shares of Common Stock; and
●	17,905,000 warrants, each exercisable for one share of Common Stock at a price of $11.50 per share (the “Warrants”).

As a result of the Business Combination, we received net cash consideration of $204.5 million. Legacy AvePoint and Apex incurred costs that are considered direct and incremental costs associated with the transaction. These costs amounted to $56.2 million and were treated as a reduction of additional paid-in capital.

Cash flows provided to or paid by Legacy AvePoint or Apex in connection with the Business Combination are included in our consolidated statements of cash flows as financing activities. Our purchase of shares of Apex common stock prior to the Business Combination is included in our consolidated statements of cash flows as a financing cash outflow. The shares purchased are recorded as treasury stock.